Note 24 - Comprehensive Income	12 Months Ended
Dec. 31, 2023
Comprehensive Income [Abstract]
Comprehensive Income (Loss) Note [Text Block]
24. Comprehensive Income:

During the year ended December 31, 2021, Accumulated other comprehensive loss decreased with net gains of $5,726 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $382), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $6,417), (ii) the effective portion of changes in fair value of cash flow hedges (loss of $1,136) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).

During the year ended December 31, 2022, Accumulated other comprehensive income increased with net gains of $48,652 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $49,137), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $2,702), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $868), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $1,286) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).

During the year ended December 31, 2023, Accumulated other comprehensive income decreased with net losses of $25,034 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $7,000), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $22,876), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $425), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $4,354) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).